Financial Instruments - Summary of Company's Canadian Dollar Denominated Financial Instruments (Parenthetical) (Detail) - USD [member] $ in Millions	9 Months Ended
	Dec. 31, 2024 CAD ($)	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Possible increase in the value of foreign currency against the location currency	0.01	0.01
Possible decrease in the value of foreign currency against the local currency.	0.01	0.01
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	$ 0.8
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, liabilities	$ 0.8